Comprehensive Loss Changes in component of other comprehensive income (loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	$ (39.8)
Other comprehensive (loss) income before reclassifications	(21.2)
Amounts reclassified from accumulated other comprehensive (loss) income	1.0
Net other comprehensive (loss) income	(20.2)
Balance, December 31, 2013	(60.0)
Accumulated Translation Adjustment [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	32.3	[1]
Other comprehensive (loss) income before reclassifications	(52.3)	[1]
Amounts reclassified from accumulated other comprehensive (loss) income	0	[1]
Net other comprehensive (loss) income	(52.3)	[1]
Balance, December 31, 2013	(20.0)	[1]
Accumulated Net Unrealized Investment Gain (Loss) [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(7.6)
Other comprehensive (loss) income before reclassifications	9.5
Amounts reclassified from accumulated other comprehensive (loss) income	(1.9)	[2]
Net other comprehensive (loss) income	7.6
Balance, December 31, 2013	0
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(4.3)
Other comprehensive (loss) income before reclassifications	(8.9)
Amounts reclassified from accumulated other comprehensive (loss) income	0.8
Net other comprehensive (loss) income	(8.1)
Balance, December 31, 2013	(12.4)
Accumulated Defined Benefit Plans Adjustment [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(60.2)
Other comprehensive (loss) income before reclassifications	30.5
Amounts reclassified from accumulated other comprehensive (loss) income	2.1
Net other comprehensive (loss) income	32.6
Balance, December 31, 2013	$ (27.6)

[1]	(1)Excludes foreign currency adjustments as it relates to noncontrolling interests. Refer to the consolidated statements of comprehensive loss.
[2]	(2) These other comprehensive loss components are included in other non-operating expense, net.